Borrowings - Securities covenants and guarantees, Bonds and Corporate guarantor financial covenants (Details) $ / shares in Units, kr in Thousands, $ in Thousands											1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Nov. 27, 2019 NOK (kr)	Nov. 27, 2019 USD ($)	May 16, 2019 USD ($)	Jun. 27, 2017 NOK (kr)	Jun. 27, 2017 USD ($)	Mar. 22, 2017 USD ($)	Jun. 27, 2016 NOK (kr)	Jun. 27, 2016 USD ($)	May 02, 2014 USD ($)	Jan. 31, 2020 USD ($)	May 26, 2021	Dec. 26, 2020	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jun. 26, 2020	Dec. 31, 2019 USD ($) $ / kr $ / shares	Dec. 31, 2018 USD ($) $ / kr	Dec. 31, 2017 USD ($)	Nov. 27, 2019 USD ($)	Jun. 27, 2016 USD ($)	May 02, 2014 NOK (kr)	May 02, 2014 USD ($)	Jun. 27, 2013 NOK (kr)	Jun. 27, 2013 USD ($)
Borrowings
Minimum percentage of aggregate market value of vessels securing facility to aggregate amount outstanding under facility																	120.00%
Amount repaid or repurchased																	$ 547,751	$ 231,753	$ 397,008
Loss on redemption of bond																	2,119		1,459
Outstanding balance																	3,147,395	2,828,459
GasLog Partners LP
Borrowings
Minimum amount of cash and cash equivalents, short-term investments and available undrawn facilities with remaining maturities of at least six months (excluding loans from affiliates)																	$ 45,000
Maximum percentage of total indebtedness to total assets																	65.00%
October 2015 facility
Borrowings
Minimum percentage of aggregate market value of vessels securing facility to aggregate amount outstanding under facility, first two years																	115.00%
Minimum percentage of aggregate market value of vessels securing facility to aggregate amount outstanding under facility, after first two years																	120.00%
Undrawn facility (7xNB Facility)
Borrowings
Minimum percentage of aggregate market value of vessels securing facility to aggregate amount outstanding under facility, first two years																	115.00%
Minimum percentage of aggregate market value of vessels securing facility to aggregate amount outstanding under facility, after first two years																	120.00%
NOK 2018 Bonds
Borrowings
Issue of senior unsecured bond																						kr 500,000	$ 83,612	kr 500,000	$ 83,206
Premium on issuance										$ 4,180
Amount repaid or repurchased					kr 424,360	$ 70,783		kr 588,000	$ 70,677
Percentage of redemption price of par value					103.00%	103.00%		103.00%	103.00%
Unamortized fees written off																			$ (283)
Loss on redemption of bond						$ 1,459			$ 2,120
NOK 2021 and 2024 Bonds
Borrowings
Outstanding balance																	$ 149,433
Fair value of bond																	$ 157,383
Exchange rate | $ / kr																	0.1134
NOK 2021 Bonds
Borrowings
Issue of senior unsecured bond								kr 750,000													$ 90,150
Amount repaid or repurchased | kr		kr 316,000
Percentage of redemption price of par value		104.75%	104.75%									101.00%	102.50%			104.00%
Loss on redemption of bond			$ 1,644
Outstanding balance																		85,231
Fair value of bond																		$ 91,664
Exchange rate | $ / kr																		0.1149
Maximum percentage of total indebtedness to total assets																	75.00%
Minimum percentage of EBITDA over debt service obligations on a trailing 12 months basis																	110.00%
Minimum market value adjusted net worth																	$ 350,000
Minimum percentage of unencumbered cash and cash equivalents to total indebtedness																	3.00%
Minimum amount of unencumbered cash and cash equivalents																	$ 50,000
NOK 2021 Bonds | Redemption of bonds and notes issued
Borrowings
Percentage of redemption price of par value	104.00%
NOK 2021 Bonds | Maximum
Borrowings
Distributions per share | $ / shares														$ 1.20	$ 1.20		$ 1.20
NOK 2024 Bonds
Borrowings
Issue of senior unsecured bond		kr 900,000																		$ 98,550
Percentage of redemption price of par value		101.00%	101.00%
Maximum permitted per share value of Distributions | $ / shares																	$ 1.10
Minimum amount of cash and cash equivalents and short-term investments for Distributions																	$ 150,000
8.875% Senior Notes
Borrowings
Premium on issuance				$ 1,875
Percentage of redemption price of par value																	100.00%
Outstanding balance																	$ 322,938	$ 246,760
Principal amount of notes issued				$ 75,000			$ 250,000
Interest rate on borrowings				8.875%			8.875%
Percentage of original price for issued price				102.50%			100.00%
Yield to maturity				7.89%
Gross proceeds from issuance of notes				$ 76,875
Basis points for redemption price																	0.50%
Maximum percentage of total indebtedness plus total equity to total assets																	75.00%
Minimum percentage of EBITDA over debt service obligations on a trailing 12 months basis																	100.00%
Minimum market value adjusted net worth																	$ 300,000
Minimum percentage of unencumbered cash and cash equivalents to total indebtedness																	2.50%
Minimum amount of unencumbered cash and cash equivalents																	$ 35,000
8.875% Senior Notes | Redemption of bonds and notes issued
Borrowings
Percentage of redemption price of par value											104.75%
Loss on redemption of bond											$ 475
Repayments of notes											$ 10,000
Loan facilities (except 2019 Partnership Facility) and NOK 2024 Bonds
Borrowings
Maximum percentage of total indebtedness to total assets																	75.00%
Minimum amount of net working capital (excluding the current portion of long-term debt)																	$ 0
Minimum amount of cash and cash equivalents and short term investments																	$ 75,000
Minimum percentage of EBITDA over debt service obligations on a trailing 12 months basis																	110.00%
Minimum amount of cash and cash equivalent and short-term investments for EBITDA over debt service obligations ratio to be regarded as complied with																	$ 110,000
Minimum market value adjusted net worth																	350,000
NOK 2021 Bonds and 8.875% Senior Notes
Borrowings
Minimum amount of net working capital (excluding the current portion of long-term debt)																	$ 0
NIBOR | NOK 2021 Bonds
Borrowings
Interest rate								6.90%													6.90%